Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule Of Statutory Tax Rates
Statutory tax rates in the countries in which the Company operates for fiscal years 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Puerto Rico	20%	20%	20%
Martinique, French Guyana, Guadeloupe	33%	35%	35%
St Croix, St. Thomas	23%	35%	35%
Aruba	25%	35%	35%
Curacao	22%	35%	35%
Argentina	30%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	37%	40%	40%
Peru	30%	30%	28%
Costa Rica and Mexico	30%	30%	30%
Panamá, Uruguay, Trinidad and Tobago and Netherlands	25%	25%	25%
Ecuador	28%	25%	25%
Chile	27%	26%	24%

Schedule Of Components Of Income Tax Expense
Income tax expense for fiscal years 2018, 2017 and 2016 consisted of the following:

	2018	2017	2016
Current income tax expense	$47,488	$51,215	$54,142
Deferred income tax expense	648	2,099	5,499
Income tax expense	$48,136	$53,314	$59,641

Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate
Income tax expense for fiscal years 2018, 2017 and 2016 differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income as a result of the following:

	2018	2017	2016
Pre-tax income	$85,169	$182,813	$138,629
Weighted-average statutory income tax rate (i)	42.7%	35.5%	35.4%
Income tax expense at weighted-average statutory tax rate on pre-tax income	36,354	64,901	49,030
Permanent differences:
Change in valuation allowance (ii)	(24,307)	(21,241)	(19,217)
Expiration and changes in tax loss carryforwards (iii)	18,599	12,785	18,234
Venezuelan remeasurement and inflationary impacts (iv)	16,857	2,683	4,368
Non-taxable income and non-deductible expenses	8,406	10,157	12,915
Tax benefits, including Brazil and other	(11,403)	(10,744)	(14,437)
Income taxes withholdings on intercompany transactions (v)	7,723	6,804	22,379
Differences including exchange rate, inflation adjustment and filing differences	(2,815)	(11,909)	(13,002)
Alternative Taxes	(1,283)	156	(114)
Others	5	(278)	(515)
Income tax expense	$48,136	$53,314	$59,641

(i)
Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

(ii)	Comprises net changes in valuation allowances for the year, mainly related to Non-Operating Losses (NOLs).

(iii)	Expiration of loss tax carryforwards are mainly generated by Holding legal entities and the Caribbean division.

(iv)	Comprises changes in valuation allowance during 2018, 2017 and 2016 for $304, $2,108 and $2,180, respectively.

(v)
Comprises income tax withheld on the payment of interest on intercompany loans. In 2016 this item also includes the withholding income tax of $18.2 million due the repayment of the Company’s 2016 Notes

Schedule Of Deferred Tax Assets And Liabilities

The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities at December 31, 2018 and 2017 are presented below:

	2018	2017
Tax loss carryforwards (i)	$178,993	$238,082
Purchase price allocation adjustment	17,006	24,437
Property and equipment, tax inflation	38,588	37,577
Other accrued payroll and other liabilities	30,300	30,730
Share-based compensation	2,591	3,850
Provision for contingencies	2,708	2,478
Other deferred tax assets (ii)	26,193	21,528
Other deferred tax liabilities (iii)	(7,979)	(10,670)
Property and equipment - difference in depreciation rates	(11,103)	(12,639)
Valuation allowance (iv)	(219,920)	(271,651)
Net deferred tax asset	$57,377	$63,722

(i)
As of December 31, 2018, the Company and its subsidiaries has accumulated operating tax loss carryforwards amounting to $649,312. The Company has operating tax loss carryforwards amounting to $151,343, expiring between 2019 and 2023. In addition, the Company has operating tax loss carryforwards amounting to $211,043 expiring after 2023 and operating tax loss carryforwards amounting to $286,926 that do no expire. Changes in tax loss carryforwards for the year relate to the use of NOLs, mainly in Brazil, Colombia and Chile, and the expiration of tax loss carryforwards in other markets.

(ii)
Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). For the fiscal year ended December 31, 2018, this item includes: bad debt reserve in Puerto Rico for $4,967, provision for regular expenses for $10,458, mainly corresponding to Brazil, Mexico and Colombia; and foreign currency exchange differences in Argentina and Brazil for $4,736. For the fiscal year ended December 31, 2017 this item includes regular expenses provisions for $9,824, for Brazil, Mexico and Colombia; $698 related to foreign currency exchange differences in Venezuela and $3,782 in Puerto Rico, related to bad debt reserve.

(iii)	Primarily related to intangible assets and accelerated depreciation of fixed assets.

(iv)	In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.